Insurance Contract Liabilities and Reinsurance Assets - Summary of Potential Impact on Net Income Attributed to Shareholders Arising From Changes to Non-economic Assumptions (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2021
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Deterioration in incidence rate	5.00%
Deterioration in claim termination rates	5.00%